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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [x]; Amendment Number:  1

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Moore Capital Advisors, LLC
Address:          1251 Avenue of the Americas
                  New York, NY 10020

Form 13F File Number:      028-06920

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Kaye
Title:            General Counsel
Phone:            (212) 782-7000

Signature, Place, and Date of Signing:

/s/ James Kaye                                 New York, New York                           July 11, 2007
-------------------------------         ---------------------------------         -----------------------------
        [Signature]                                [City, State]                             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                       3
                                                             ------------------

Form 13F Information Table Value Total:                                 $54,249
                                                             -------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                   Moore Capital Advisors, LLC
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2000

                                                                        INVESTMENT DISCRETION                VOTING AUTHORITY
                                          FAIR MARKET SHARES OR
                                  CUSIP      VALUE    PRINCIPAL  SH/  PUT/       SHARED- SHARED- OTHER
ISSUER          TITLE OF CLASS    NUMBER   (x$1000)    AMOUNT    PRN  CALL SOLE  DEFINED OTHER   MNGRS    SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
GTE CORP             COM        362320103     17,615   248,100   SH        SOLE                         248,100
----------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC   COM        58440J104     27,915   344,634   SH        SOLE                         344,634
----------------------------------------------------------------------------------------------------------------------------------
BESTFOODS INC        COM        08658U101      8,719   125,900   SH        SOLE                         125,900
----------------------------------------------------------------------------------------------------------------------------------

